Equity Award Plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Award Plans

Note 12—Equity Award Plans

Warrior Met Coal, Inc. 2017 Equity Incentive Plan

In connection with the Company's initial public offering, the Company adopted the Warrior Met Coal, Inc. 2017 Equity Incentive Plan (the “2017 Equity Plan”).

Under the 2017 Equity Plan, directors, officers, employees, consultants and advisors and those of affiliated companies, as well as those who have accepted offers of employment or consultancy from the Company or the Company’s affiliated companies, may be granted equity interest in Warrior Met Coal, Inc. in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and performance awards.

The total number of shares of common stock, including incentive stock options, available for grant of awards under the 2017 Equity Plan as of December 31, 2024 is 4,178,991. If any outstanding award expires, is canceled, forfeited, or settled in cash, the shares allocable to that award will again be available for grant under the 2017 Equity Plan.

As of December 31, 2024, the equity awards granted under the 2017 Equity Plan are comprised of common stock, restricted stock awards, and restricted stock unit awards. The Company recognized stock compensation expense of $22.1 million for the year ended December 31, 2024 associated with awards granted under the 2017 Equity Plan. Unrecognized compensation expense related to the 2017 Equity Plan amounted to approximately $1.7 million as of December 31, 2024.

A summary of activity related to restricted stock unit award grants under the 2017 Equity Incentive Plan during the years ended December 31, 2024, December 31, 2023 and December 31, 2022 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2021	828,402	$20.11
Granted	336,566	$23.13
Canceled	(70,110)	$15.09
Forfeited	(14,905)	$27.03
Vested	(323,890)	$21.88
Non-vested at December 31, 2022	756,063	$26.99
Granted	527,636	$29.90
Canceled	(5,982)	$36.60
Forfeited	(324)	$37.43
Vested	(608,224)	$29.10
Non-vested at December 31, 2023	669,169	$40.66
Granted	355,949	$52.02
Canceled	(1,552)	$60.39
Forfeited	(1,449)	$50.35
Vested	(522,423)	$35.04
Outstanding at December 31, 2024	499,694	$54.54

Performance-based restricted shares have been presented in the table above to reflect the actual shares issued based on the achievement of past performance targets. Non-vested performance-based restricted shares granted are presented in the table above at the target number of restricted shares that would vest if the performance targets are met.